Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Composition of Deposits
The composition of deposits as of December 31, 2018 and December 31, 2017 is as follows:

	2018	2017
Non-interest bearing	$170,029,729	$159,291,356
NOW and money market accounts	298,220,430	306,047,053
Savings deposits	76,735,710	77,784,876
Time deposits, $250,000 or more	65,406,835	36,237,241
Other time deposits	145,828,806	141,324,973
Total	$756,221,510	$720,685,499

Scheduled Maturities of Time Deposits
The scheduled maturities of time deposits at December 31, 2018 are as follows:

Year Ending
December 31,	Amount
2019	$128,490,421
2020	36,889,571
2021	28,375,850
2022	2,865,242
2023	14,614,557
$211,235,641